33. Subsequent events (Details Narrative) - USD ($) $ in Millions					1 Months Ended	6 Months Ended
	Jul. 27, 2020	Jul. 24, 2020	Jul. 20, 2020	Jul. 15, 2020	Jun. 30, 2020	Jun. 30, 2020
Disclosure of financial assets [line items]
Amount recorded in the financial statements					$ 173	$ 173
Brazil, Brazil Real
Disclosure of financial assets [line items]
Amount recorded in the financial statements					950	950
Trident Energy do Brasil LTDA [member]
Disclosure of financial assets [line items]
Payement of subsidiaries or other businesses						419
Total amount received for transaction signing						$ 53
Transportadora Associada de Gas S.A [member]
Disclosure of financial assets [line items]
Proportion of ownership interest in subsidiary			10.00%
Payement of subsidiaries or other businesses			$ 204
Total amount received for transaction signing			$ 225
Dividends received					$ 21
Events after reporting period [member]
Disclosure of financial assets [line items]
Prepayment of revolving credit lines	$ 3,500
Events after reporting period [member] | Trident Energy do Brasil LTDA [member]
Disclosure of financial assets [line items]
Proportion of ownership interest in subsidiary		100.00%
Payement of subsidiaries or other businesses				$ 366
Events after reporting period [member] | Trident Energy do Brasil LTDA [member] | Contingent assets [member]
Disclosure of financial assets [line items]
Payement of subsidiaries or other businesses				$ 650
Events after reporting period [member] | Bauna field [member]
Disclosure of financial assets [line items]
Proportion of ownership interest in subsidiary		100.00%
Description of nature of payment of the transaction value		(i) US$ 380 consisting of: US$ 50 already paid by Karoon on July 24, 2019, US$ 150 to be paid at the transaction closing, including price adjustments, and US$ 180 in 18 monthly installments after the transaction closing; and (ii) a contingent installment of US$ 285 to be paid by 2026.